Cash Reserve [Member] Average Annual Total Returns - Cash Reserve - CASH RESERVE	12 Months Ended	60 Months Ended	111 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	4.74%	2.14%	1.51%
Performance Inception Date			Sep. 24, 2015